Investment Objectives and Goals	Apr. 28, 2025
Sweep Shares Prospectus | Schwab Government Money Fund
Prospectus [Line Items]
Risk/Return [Heading]	Schwab® Government Money Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund’s goal is to seek the highest current income consistent with stability of capital and liquidity.
Schwab Prime Advantage Money Fund | Schwab Prime Advantage Money Fund
Prospectus [Line Items]
Risk/Return [Heading]	Schwab® Prime Advantage Money Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund’s goal is to seek the highest current income consistent with stability of capital and liquidity.
Schwab Government Money Fund - Investor & Ultra Shares | Schwab Government Money Fund
Prospectus [Line Items]
Risk/Return [Heading]	Schwab® Government Money Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund’s goal is to seek the highest current income consistent with stability of capital and liquidity.
Schwab Treasury Obligations Money Fund | Schwab Treasury Obligations Money Fund
Prospectus [Line Items]
Risk/Return [Heading]	Schwab® Treasury Obligations Money Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The fund’s goal is to seek current income consistent with stability of capital and liquidity. The fund’s investment objective is not fundamental and therefore may be changed by the fund’s Board of Trustees without shareholder approval.

Schwab Retirement Government Money Fund | Schwab Retirement Government Money Fund
Prospectus [Line Items]
Risk/Return [Heading]	Schwab® Retirement Government Money Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The fund’s goal is to seek current income consistent with stability of capital and liquidity. The fund’s investment objective is not fundamental and therefore may be changed by the fund’s Board of Trustees without shareholder approval.

Schwab U.S. Treasury Money Fund | Schwab U.S. Treasury Money Fund
Prospectus [Line Items]
Risk/Return [Heading]	Schwab® U.S. Treasury Money Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund’s goal is to seek the highest current income that is consistent with stability of capital and liquidity.
Schwab AMT Tax-Free Money Fund | Schwab AMT Tax-Free Money Fund
Prospectus [Line Items]
Risk/Return [Heading]	Schwab® AMT Tax-Free Money Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund’s goal is to seek the highest current income exempt from federal income tax that is consistent with stability of capital and liquidity.
Schwab Municipal Money Fund | Schwab Municipal Money Fund
Prospectus [Line Items]
Risk/Return [Heading]	Schwab® Municipal Money Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund’s goal is to seek the highest current income that is consistent with stability of capital and liquidity, and is exempt from federal income tax.
Schwab California Municipal Money Fund | Schwab California Municipal Money Fund
Prospectus [Line Items]
Risk/Return [Heading]	Schwab® California Municipal Money Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund’s goal is to seek the highest current income that is consistent with stability of capital and liquidity, and is exempt from federal and California personal income tax.
Schwab New York Municipal Money Fund | Schwab New York Municipal Money Fund
Prospectus [Line Items]
Risk/Return [Heading]	Schwab® New York Municipal Money Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The fund’s goal is to seek current income that is exempt from federal income and New York state and local income tax, consistent with preservation of capital and liquidity. The fund’s investment objective is not fundamental and therefore may be changed by the fund’s Board of Trustees without shareholder approval.